Business Combination - Identifiable Assets Acquired and Liabilities Assumed (Detail) R$ in Thousands, $ in Thousands	Dec. 31, 2019 BRL (R$)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Apr. 17, 2018 BRL (R$)	Apr. 17, 2018 USD ($)	Feb. 14, 2017 BRL (R$)	Feb. 14, 2017 USD ($)
Disclosure Of Business Combinations [Line Items]
Investment property		$ 10,254	$ 11,708
Enel Distribución Goias (Formerly Celg Distribuicio S.A)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents						R$ 29,643	$ 9,538
Other current non-financial assets						198,054	63,727
Trade and other current receivables						973,382	313,199
Inventories						24,618	7,921
Current tax assets						2,173	699
Other non-current financial assets						89,514	28,802
Other non-current non-financial assets						698,435	224,731
Trade and other non-current receivables						204,480	65,794
Intangible assets other than goodwill						5,936,985	1,910,306
Property, plant and equipment						42,998	13,845
Other current financial liabilities						(480,165)	(154,500)
Trade and other current payables						(1,754,071)	(564,395)
Other current provision						(33,965)	(10,929)
Other non-current financial liabilities						(562,823)	(181,096)
Other non-current payables						(1,584,665)	(509,888)
Other non-current provision						(712,465)	(229,245)
Deferred tax liabilities						(529,958)	(170,521)
Provisions for non-current employee benefits						(273,502)	(88,003)
Total	R$ 2,268,667	729,975				R$ 2,268,668	$ 729,985
Enel Distribución Sao Paulo S.A. (formerly Eletropaulo Metropolitana De Eletricidade De Sao Paulo S.A.)
Disclosure Of Business Combinations [Line Items]
Cash and cash equivalents				R$ 1,037,105	$ 273,439
Other current non-financial assets				400,311	105,544
Trade and other current receivables				3,948,137	1,040,949
Inventories				275,129	72,539
Current tax assets				41,179	10,857
Other non-current financial assets				3,205,469	845,140
Other non-current non-financial assets				1,056,711	278,608
Trade and other non-current receivables				205,249	54,115
Intangible assets other than goodwill				11,055,574	2,914,866
Property, plant and equipment				65,804	17,350
Investment property				44,049	11,714
Deferred tax assets				3,229,417	851,455
Other current financial liabilities				(2,266,501)	(597,576)
Trade and other current payables				(3,551,676)	(936,420)
Other current provision				(759,862)	(200,342)
Other current non-financial liabilities				(600,990)	(158,454)
Other non-current financial liabilities				(2,505,299)	(660,537)
Other non-current payables				(567,355)	(149,586)
Other non-current provision				(2,788,278)	(735,146)
Deferred tax liabilities				(3,009,203)	(793,394)
Provisions for non-current employee benefits				(3,327,621)	(877,347)
Total	R$ 5,187,349	$ 1,367,674		R$ 5,187,349	$ 1,367,774